C25 Statement of cash flows	12 Months Ended
Dec. 31, 2017
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C25 Statement of cash flows

C25    Statement of cash flows

Interest paid in 2017 was SEK –794 million (SEK –1,269 million in 2016 and SEK –926 million in 2015) and interest received in 2017 was SEK 1 million (SEK 110 million in 2016 and SEK 550 million in 2015). Taxes paid, including withholding tax, were SEK –4,724 million in 2017 (SEK –9,105 million in 2016 and SEK –7,705 million in 2015).

Cash and cash equivalents include cash of SEK 18,403 (25,577) million and temporary investments of SEK 17,481 (11,389) million. For more information regarding the disposition of cash and cash equivalents and unutilized credit commitments, see Note C19, “Interest-bearing liabilities.”

Cash and cash equivalents as of December 31, 2017, include SEK 3.1 (4.2) billion in countries where there exists significant cross-border conversion restrictions due to hard currency shortage or strict government controls. This amount is therefore not considered available for general use by the Parent Company.

Adjustments to reconcile net income to cash

	2017	2016	2015
Property, plant and equipment
Depreciation	4,103	4,421	4,705
Impairment losses/reversals of impairments	2,211	148	–16

Total	6,314	4,569	4,689
Intangible assets
Amortizations
Capitalized development expenses	2,681	1,815	1,379
Intellectual Property Rights, brands and other intangible assets	1,667	2,650	4,139

Total amortizations	4,348	4,465	5,518
Impairments
Capitalized development expenses	2,245	85	20
Intellectual Property Rights, brands and other intangible assets	2,019	—	—
Goodwill	12,966	—	—

Total impairments	17,230	85	20

Total	21,578	4,550	5,538

Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	27,892	9,119	10,227
Taxes	–9,805	–6,200	–2,835
Dividends from joint ventures/associated companies1)	77	84	92
Undistributed earnings in joint ventures/ associated companies1)	–21	–26	38
Gains/losses on sales of investments and operations, intangible assets and PP&E, net2)	–167	–37	–156
Other non-cash items3)	607	3,172	3,245

Total adjustments to reconcile net income to cash	18,583	6,112	10,611

1)	See Note C12, “Financial assets, non-current.”
2)	See Note C6, “Other operating income and expense.”
3)	Refers mainly to unrealized foreign exchange, gains/losses on financial instruments.

Acquisitions/divestments of subsidiaries and other operations

	Acquisitions	Divestments
2017
Cash flow from business combinations1)	–62	459
Acquisitions/divestments of other investments	–227	106

Total	–289	565
2016
Cash flow from business combinations1)	–781	25
Acquisitions/divestments of other investments	–203	337

Total	–984	362
2015
Cash flow from business combinations1)	–1,867	–
Acquisitions/divestments of other investments	–334	1

Total	–2,201	1

1)	See also Note C26, “Business combinations.”

Reconciliation of liabilities arising from financing activities

2017
Opening balance	26,686
Cash flows
Proceeds from issuance of borrowings	13,416
Repayment of borrowings	–4,830
Non-cash changes
Effect of foreign exchange movement	–2,155
Changes in fair value	–72

Closing balance1)	33,045

1)	Of which Borrowing, current SEK 2,545 million and Borrowings, non-current SEK 30,500 million. For more information, see Note C19, ”Interest-bearing liabilities”.

In addition to the above numbers SEK 201 million is allocated to the financing cash flow due to hedging of derivatives.